EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
Equity Tables [Abstract]
Treasury Stock Shares Acquired [Table Text Block]
	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
	(in millions)
Amount spent on shares repurchased	$134	$95	$667	$495
Number of shares repurchased	3.5	2.0	15.4	9.9